SCHEDULE OF ASSETS AND LIABILITIES FOR DISCONTINUED OPERATIONS OF THE DISPOSAL GROUP (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 87	$ 389
Restricted cash	128,866	171,487
Accounts receivable, net		67,897
Inventories, net		1,428,197
Prepaid expenses and other current assets	1,111,798	1,340,507
Total current assets held for sale associated with discontinued operation of ELPW	1,240,751	3,008,477
Long term accounts receivable, net		8,569
Property, plant and equipment, net		855,190
Intangible assets		2,673
Right-of-use assets	15,616,368	15,207,546
Finance lease right of use assets	58,570	85,801
Total non-current assets held for sale associated with discontinued operation of ELPW	15,674,938	16,159,779
Total assets held for sale associated with discontinued operation of ELPW	16,915,689	19,168,256
Note Payable		2,574,765
Short term loans		1,807,324
Short-term loans– related parties		561,698
Current portion of long-term loan payable	500,493	479,498
Accounts and notes payable	1,138,245	1,072,090
Amounts due to related parties	76,295	59,395
Contract liabilities	3,852,555	3,773,542
Accrued expenses and other current liabilities	4,383,679	4,368,186
Product warranty provision-current	1,485,175	1,368,031
Total current liabilities held for sale associated with discontinued operation of ELPW	11,436,442	16,064,529
Product warranty provision-non current	167,849	642,177
Lease liability-non current	24,242,648	21,946,223
Finance liability-non current	145,134	131,635
Total non-current liabilities held for sale associated with discontinued operation of ELPW	24,555,631	22,720,035
Total liabilities held for sale associated with discontinued operation of ELPW	35,992,073	38,784,564
Total net assets of the Disposal Group	$ (19,076,384)	$ (19,616,308)